Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2022
Service providers | Server and bandwidth service provider
Concentrations and Risks
Schedule of concentration risk by risk factor

	For the year ended December 31,
	2020	2021	2022
Total number of telecommunications service providers	87	135	126
Number of service providers, offering 10% or more of the Group’s server and bandwidth service expenditure	3	4	4
Total% of the Group’s server and bandwidth service expenditure provided by 10% or greater service providers	62.3%	67.2%	62.7%

Accounts receivable | Credit risk
Concentrations and Risks
Schedule of concentration risk by risk factor

	December 31,	December 31,
	2021	2022
Distribution channel A	20.2%	17.8%